RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative)		12 Months Ended
	Apr. 10, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)
IfrsStatementLineItems [Line Items]
Dividend payables			$ 706,000	$ 5,500,000	$ 706,000	$ 5,500,000
Ms Seto [member]
IfrsStatementLineItems [Line Items]
Costs and expenses	$ 12,000,000
Loan amount	$ 1,780,000
Defined contribution		$ 50,000